UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0	$ 0
Ordinary shares, Authorized (in Shares)	100,000,000	100,000,000
Ordinary shares, Issued (in Shares)	55,406,688	35,949,247
Ordinary shares, Outstanding (in Shares)	55,406,688	35,949,247